Financial Instruments (Details 5) (Fair Value, Measurements, Recurring, Level 2, USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Fair Value, Measurements, Recurring | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets - Foreign currency forward exchange contracts	$ 4,485	$ 1,256
Assets - Cross-currency interest rate swaps	52,989	26,001
Liabilities - Foreign currency forward exchange contracts	4,618	3,284
Liabilities - Cross-currency interest rate swaps	$ 2,599	$ 13,410